Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of profit (loss) before the provision for income taxes
	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Israel	(4,932)	1,293	(83,028)
Foreign	(2,578)	2,781	8,800
Total	(7,510)	4,074	(74,228)

Schedule of provision for income taxes
	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Current:
Israel	$-	$16	$-
Foreign	41	92	$795
Total current income tax expense	41	108	$795
Deferred:
Israel	-	-	-
Foreign	(7)	52	(90)
Total deferred income tax (benefit) expense	(7)	52	(90)
Total provision for income taxes	$34	$160	$705

Schedule of effective income tax rate reconciliation
	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Theoretical income tax expense (benefit)	$(1,727)	$937	$(17,072)
Change in valuation allowance	1,506	(2,235)	26,822
Return to provision true ups	-	-	(2,490)
Foreign tax rate differentials	56	(150)	(76)
Non-deductible Share-based compensation	26	910	1,513
Non-deductible expenses	122	1,290	1,517
Deductible expenses	-	-	(9,661)
Foreign exchange impact	(41)	(357)	273
State Taxes	-	-	63
Other	92	(235)	(184)
Total	$34	$160	$705

Schedule of deferred tax assets and liabilities

	December 31,
	2020	2021
	(in thousands)

Deferred tax assets:
Net operating loss carryforwards *)	6,052	30,129
Research and development expenses	2,889	4,327
Leasing liabilities	1,018	4,823
Accruals and reserves	296	351
Share-based compensation	-	1,371
Gross deferred tax assets	10,255	41,001
Valuation allowance	(9,255)	(36,077)
Total deferred tax assets	1,000	4,924

Deferred tax liabilities:
Deferred contract acquisition costs	90	376
Leasing assets	957	4,548
Property and equipment	43	-
Gross deferred tax liabilities	1,090	4,924
Net deferred taxes	$90	-

*) Refer to note 8g.

Schedule of unrecognized tax benefits
	December 31,
	2020	2021
	(in thousands)

Beginning balance	-	-
Increases related to tax positions taken during the current year *)	-	19,389
Ending balance	-	19,389